Net interest income (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Net Interest Income [Line Items]
Disclosure Net Interest Income Explanatory
Note 3

Net interest income
For the quarter ended Year-to-date
USD million 30.6.21 31.3.21 30.6.20 30.6.21 30.6.20
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits

1,612 1,584 1,632 3,197 3,500
Interest income from securities financing transactions

126 135 202 261 569
Interest income from other financial instruments measured

at amortized cost
68 73 87 141 176
Interest income from debt instruments measured at fair

value through other comprehensive income
16 35 35 51 52
Interest income from derivative instruments designated as cash flow hedges

284 268 178 553 290
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive
income 2,106 2,097 2,133 4,203 4,588
Interest expense on loans and deposits

136 137 244 273 707
Interest expense on securities financing transactions

293 258 224 551 443
Interest expense on debt issued 381 411 596 792 1,272
Interest expense on lease liabilities 26 27 27 53 56
Total interest expense from financial instruments measured at amortized cost
836 833 1,092 1,669 2,478
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive
income 1,270 1,264 1,041 2,535 2,110
Net interest income from financial instruments measured at fair value through profit or loss
Net interest income from financial instruments at fair value held for trading
193 200 242 393 442
Net interest income from brokerage balances 216 197 182 412 318
Net interest income from securities financing transactions at fair value not held for trading

12 12 18 24 51
Interest income from other financial instruments at fair

value not held for trading
75 96 153 170 355
Interest expense on other financial instruments designated

at fair value
(138) (155) (244) (294) (555)
Total net interest income from financial instruments measured at fair value through profit or loss
357 349 351 706 612
Total net interest income
1,628 1,613 1,392 3,241 2,722
1 Consists of interest income from cash and balances at central banks, loans and advances to banks and

customers, and cash collateral receivables on

derivative instruments, as well as negative interest

on amounts
due to banks,

customer deposits, and

cash collateral payables

on derivative instruments.

2 Includes interest income

on receivables from

securities financing transactions

and negative interest,

including fees,

on
payables from securities financing transactions.

3 Consists of interest expense on

amounts due to banks,

cash collateral payables on

derivative instruments, and

customer deposits, as well

as negative interest on
cash and balances

at central

banks, loans

and advances

to banks,

and cash

collateral receivables

on derivative

instruments.

4 Includes interest

expense on

payables from

securities financing

transactions and
negative interest, including fees, on receivables from securities financing transactions.

5 Includes interest expense on securities financing transactions designated at fair value.